Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases
26 Leases

Just Eat Takeaway.com assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration

As a lessee

A right-of-use asset and a lease liability are recognised at the lease commencement date.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the interest rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received, and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. The useful life for right-of-use assets is equal to the corresponding lease term. If there is evidence that the remaining useful life of underlying assets is lower than the lease term, then useful life is used.

Whenever an obligation is incurred for costs to restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects the expectation to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease. Just Eat Takeaway.com applies the general impairment of non-financial assets requirements to determine whether a right-of-use asset is impaired.

Just Eat Takeaway.com applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Just Eat Takeaway.com applies the lease of low-value assets recognition exemption to leases of bikes and office equipment that are considered to be low value (i.e., below €5,000). Lease payments on short-term leases and leases of low-value assets are recognised as expense on a straight-line basis over the lease term.

Just Eat Takeaway.com applies a single discount rate to a portfolio of leases with reasonably similar characteristics. Many leases contain extension and termination options which are included in the lease terms if Just Eat Takeaway.com is reasonably certain that they will be exercised.

As a lessor

Leases for which Just Eat Takeaway.com is a lessor are classified as finance or operating leases. Whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee, the contract is classified as a finance lease. All other leases are classified as operating leases. When Just Eat Takeaway.com is an intermediate lessor, it accounts for the head lease and the sub-lease as two separate contracts. The sub-lease is classified as a finance or operating lease by reference to the right-of-use asset arising from the head lease.

	Right-of-use asset
€ millions	Real estate	Vehicles	Total
Cost
Balance at 1 January 2020	30	2	32
Additions	12	2	14
Additions from business combinations	62	2	64
Disposals	(1)	(0)	(1)
Foreign exchange and other movements	(4)	(0)	(4)
As at 31 December 2020	99	6	105
Additions	218	3	221
Additions from business combinations	101	-	101
Disposals	(14)	(2)	(16)
Foreign exchange and other movements	5	1	6
As at 31 December 2021	409	8	417

Accumulated depreciation
Balance at 1 January 2020	(7)	(1)	(8)
Depreciation	(18)	(2)	(20)
As at 31 December 2020	(25)	(3)	(28)
Depreciation	(45)	(2)	(47)
Disposals	9	1	10
Foreign exchange and other movements	2	(0)	2
As at 31 December 2021	(59)	(4)	(63)

Balance as at 31 December 2020	74	3	77
Balance as at 31 December 2021	350	4	354

Lease liability

€ millions	2021	2020
As at 1 January	87	27
Additions	217	12
Additions from business combinations	102	64
Disposals	(6)	(4)
Interest expense	5	2
Lease payments	(42)	(12)
Foreign exchange and other movements	12	(2)
As at 31 December	375	87

As at 31 December 2021, the short-term portion of the lease liabilities amounted to €59 million (2020: €21 million).

Just Eat Takeaway.com has five finance sub-lease contracts in relation to office facilities in which it acts as lessor. These contracts are classified as finance leases under IFRS 16. Net investment in the leases are part of Other non-current assets and Finance income.

Income and expenses

€ millions	2021	2020	2019
Depreciation expense on RoU Assets	(47)	(20)	(8)
Interest expense on lease liabilities	(5)	(2)	(1)
Expense relating to short-term leases	(5)	(0)	(0)
Expense relating to low value leases	(1)	(6)	(3)
Total	(58)	(28)	(12)

Cash outflow for leases

The total cash outflow for leases amounted to €42 million (2020: €12 million, 2019: €8 million).

Just Eat Takeaway.com’s liquidity risk is set out in Note 25 with regards to its lease liabilities.